Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      March 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  AllianceBernstein Cap Fund, Inc.
                    File Nos. 2-29901 and 811-1716
                    AllianceBernstein Global Health Care Fund, Inc.
                    File Nos. 333-77953 and 811-09329
                    AllianceBernstein Global Research Growth Fund, Inc. File Nos. 333-85164 and 811-21064
                    AllianceBernstein Global Technology Fund, Inc.
                    File Nos. 2-70427 and 811-03131
                    AllianceBernstein Large Cap Growth Fund, Inc.
                    File Nos. 33-49530 and 811-6730
                    AllianceBernstein Mid-Cap Growth Fund, Inc.
                    File Nos. 2-10768 and 811-00204
                    AllianceBernstein Worldwide Privatization Fund, Inc. File Nos. 33-76598 and 811-08426
                    The AllianceBernstein Portfolios
                    File Nos. 33-12988 and 811-05088

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2005.

                                        Sincerely,


                                        /s/ Nora L. Sheehan
                                        -------------------
                                            Nora L. Sheehan
00250.0442 #551852